Capital Stock - Summary of Warrants Outstanding (Details) (10-K) - $ / shares	Dec. 31, 2020	Mar. 12, 2020
Number of Warrants Outstanding	80,000
Warrants Exercise Price		$ 0.04
Warrant One [Member]
Number of Warrants Outstanding	30,000
Warrants Exercise Price	$ 0.175
Warrants Expiration Date	Feb. 19, 2021
Warrant Two [Member]
Number of Warrants Outstanding	50,000
Warrants Exercise Price	$ 0.175
Warrants Expiration Date	Mar. 16, 2021